Cover Page Statement	Oct. 31, 2022
Document Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Broadcom Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38449
Entity Tax Identification Number	35-2617337
Entity Address, Address Line One	1320 Ridder Park Drive
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131-2313
City Area Code	(408)
Local Phone Number	433-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001730168
Amendment Flag	false
Trading Symbol	AVGO
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, $0.001 par value